T. ROWE PRICE Tax-Free Short-Intermediate Fund
May 31, 2022 (Unaudited)

Portfolio of Investments
‡
Par $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES 99.1%
ALABAMA 0.7%
Black Belt Energy Gas Dist., Series A, VRDN, 4.00%, 8/1/47
(Tender 7/1/22)  1,120 1,122
Black Belt Energy Gas Dist., Series A, VRDN, 4.00%, 12/1/48
(Tender 12/1/23)  11,935 12,173
13,295
ALASKA 0.2%
Alaska HFC, State Capital Project, Series A, 4.00%, 6/1/26  600 637
Alaska HFC, State Capital Project, Series A, 5.00%, 12/1/26  900 999
Alaska HFC, State Capital Project, Series A, 5.00%, 6/1/27  750 839
Alaska HFC, State Capital Project, Series A, 5.00%, 12/1/27  930 1,048
3,523
ARIZONA 1.5%
Maricopa County IDA, Banner Health Group, Series C, FRN, 100%
of MUNIPSA + 0.57%, 1.36%, 1/1/35 (Tender 10/18/24)  6,995 6,955
Maricopa County IDA, Banner Health Group, Series D, VRDN,
5.00%, 1/1/46 (Tender 5/15/26)  7,000 7,676
Maricopa County Pollution Control, Public Service of New Mexico,
Series A, VRDN, 1.05%, 1/1/38 (Tender 6/1/22)  2,000 2,000
Phoenix Civic Improvement, Junior Lien, Series B, 5.00%,
7/1/23 (1) 2,000 2,061
Phoenix Civic Improvement, Junior Lien, Series B, 5.00%,
7/1/24 (1) 1,000 1,050
Phoenix Civic Improvement, Junior Lien, Series B, 5.00%,
7/1/25 (1) 1,250 1,337
Phoenix Civic Improvement, Phoenix Sky Harbor Int'l. Airport,
Series A, 5.00%, 7/1/22 (1) 975 978
Salt River Agricultural Improvement & Power Dist., 5.00%, 1/1/24  5,350 5,621
Salt River Agricultural Improvement & Power Dist., Series A,
5.00%, 1/1/27  1,500 1,687
29,365
CALIFORNIA 8.7%
California, GO, 5.00%, 10/1/23  2,000 2,090
California, GO, 5.00%, 11/1/23  10,500 10,998
California, GO, 5.00%, 9/1/25  5,230 5,717
California, GO, 5.00%, 8/1/27  1,050 1,167
California, GO, 5.00%, 4/1/28  5,000 5,739
California Community Choice Fin. Auth., Green Bond, Series B-1,
VRDN, 4.00%, 2/1/52 (Tender 8/1/31)  3,850 3,985
California Health Fac. Fin. Auth., VRDN, 5.00%, 10/1/39 (Tender
10/1/25)  1,695 1,828
California HFFA, Lucile Salter Packard Children's Hospital, 5.00%,
5/15/23  550 566

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
California HFFA, Lucile Salter Packard Children's Hospital, 5.00%,
5/15/24  1,200 1,266
California HFFA, Lucile Salter Packard Children's Hospital, 5.00%,
5/15/25  1,600 1,724
California HFFA, Lucile Salter Packard Children's Hospital, 5.00%,
5/15/26  1,000 1,096
California HFFA, Lucile Salter Packard Children's Hospital, 5.00%,
5/15/27  275 307
California Infrastructure & Economic Dev. Bank, Series B, FRN,
100% of MUNIPSA + 0.70%, 1.49%, 12/1/50 (Tender 6/1/26)  1,175 1,165
California Infrastructure & Economic Dev. Bank, Series D, FRN,
100% of MUNIPSA + 0.35%, 1.14%, 8/1/47 (Tender 8/1/24)  2,025 2,007
California Statewide CDA, Kaiser Permanente Revenue Bonds,
Series C-1, VRDN, 5.00%, 4/1/46 (Tender 11/1/29)  11,515 13,274
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/23  500 510
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/24  600 627
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/25  1,025 1,086
California Statewide CDA, Methodist Hosp. of Southern CA,
5.00%, 1/1/26  1,125 1,213
California Statewide CDA, Viamonte Senior Living, 3.00%, 7/1/25
(Prerefunded 7/1/22) (2) 935 936
California, Various Purpose, GO, 4.00%, 3/1/24  18,780 19,518
California, Various Purpose, GO, 4.00%, 3/1/27  10,000 10,762
Golden State Tobacco Securitization, Series A, 5.00%, 6/1/30
(Prerefunded 6/1/23) (2) 1,000 1,034
Golden State Tobacco Securitization, Series A-1, 5.00%, 6/1/25 (3) 4,120 4,482
Golden State Tobacco Securitization, Series A-1, 5.00%, 6/1/29
(Prerefunded 6/1/27) (2) 20,045 22,797
Los Angeles Dept. of Airports, Series A, 5.00%, 5/15/26 (1) 2,385 2,596
Los Angeles Dept. of Airports, Los Angeles Intern, 5.00%,
5/15/23 (1) 3,000 3,087
Los Angeles Unified School Dist., Series C, GO, 5.00%, 7/1/25  3,340 3,550
Los Angeles Wastewater System Revenue, Series C, 5.00%,
6/1/28  4,000 4,598
Northern California Gas Auth. No. 1, Series B, FRN, 67% of 3M
USD LIBOR + 0.72%, 1.368%, 7/1/27  3,595 3,497
Orange County Transportation Auth., BAN, 5.00%, 10/15/24  5,000 5,344
Port of Oakland, Series H, 5.00%, 5/1/23 (1) 2,270 2,334
Port of Oakland, Series H, 5.00%, 5/1/23 (1)(3) 180 186
Port of Oakland, Series H, 5.00%, 5/1/24 (1) 2,875 3,023
Port of Oakland, Series H, 5.00%, 5/1/24 (1)(3) 225 238
San Diego Assoc. of Govt's, Green Bond-Mid Coast Corridor,
5.00%, 11/15/23  5,000 5,067

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
San Diego County Regional Airport Auth., Series B, 5.00%,
7/1/25 (1) 1,000 1,062
San Francisco City & County Int'l. Airport, Series A, 5.00%,
5/1/28 (1) 3,185 3,527
San Francisco City & County Int'l. Airport, Series D, 5.00%,
5/1/23 (3) 600 619
San Francisco City & County Int'l. Airport, Unrefunded Balance,
Series 2018A, 5.00%, 5/1/23 (1)(3) 800 824
Univ. of California, Regents, Series AK, VRDN, 5.00%, 5/15/48
(Tender 5/15/23)  15,480 15,959
171,405
COLORADO 2.7%
Colorado, Series A, COP, 5.00%, 12/15/24  2,830 3,033
Colorado, Series A, COP, 5.00%, 12/15/27  3,000 3,416
Colorado, Series A, COP, 5.00%, 12/15/28  9,205 10,613
Colorado HFA, Catholic Health Initiatives, Series B-1, 5.00%,
7/1/26 (Prerefunded 11/9/22) (2) 1,745 1,772
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/23  750 755
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/24  630 639
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/25  600 612
Colorado HFA, Christian Living Neighborhoods, 5.00%, 1/1/26  550 563
Colorado HFA, Commonspirit Health, Series B-2, VRDN, 5.00%,
8/1/49 (Tender 8/1/26)  1,385 1,489
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/22  1,800 1,828
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/23  1,600 1,672
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/25  2,150 2,321
Colorado HFA, Sanford Health, Series A, 5.00%, 11/1/27  2,080 2,308
Denver City & County, Series A, 5.00%, 8/1/23  2,345 2,437
Denver City & County Airport, Series B, 5.00%, 11/15/25  1,575 1,597
Denver City & County Airport System Revenue, Series A, 5.00%,
11/15/29 (1) 5,660 6,177
Denver City & County Airport System Revenue, Series A, 5.00%,
11/15/30 (1) 1,000 1,086
Denver City & County Airport System Revenue, Series A, 5.00%,
12/1/31 (1) 2,000 2,189
Denver City & County Airport System Revenue, Series B, 4.00%,
11/15/31  2,970 2,981
Denver Convention Center Hotel Auth., 5.00%, 12/1/22  2,350 2,381
E-470 Public Toll Highway, Series A, 5.00%, 9/1/26  1,250 1,386
E-470 Public Toll Highway, Series B, FRN, 67% of SOFR + 0.35%,
0.873%, 9/1/39 (Tender 9/1/24)  2,750 2,706
53,961
CONNECTICUT 0.5%
Connecticut, Series A, GO, 5.00%, 10/15/25  250 260
Connecticut, Series D, GO, 5.00%, 9/15/26 (4) 1,000 1,108

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Connecticut, Series D, GO, 5.00%, 9/15/27 (4) 1,000 1,128
Connecticut, Series D, GO, 5.00%, 9/15/28 (4) 1,000 1,144
Connecticut Special Tax Obligation, Transportation Infrastructure,
Series A, 5.00%, 9/1/23  3,000 3,119
Connecticut State HEFA, 5.00%, 7/1/24  375 387
Connecticut State HEFA, VRDN, 0.375%, 7/1/35 (Tender 7/12/24)  3,475 3,292
Connecticut State HEFA, Stamford Hosp., Series J, 4.00%, 7/1/27
(Prerefunded 7/1/22) (2) 400 401
10,839
DELAWARE 0.2%
Delaware River & Bay Auth., 5.00%, 1/1/31 (4) 1,000 1,153
Delaware Transportation Auth., 5.00%, 9/1/22  1,110 1,120
Delaware Transportation Auth., 5.00%, 9/1/24  750 798
3,071
DISTRICT OF COLUMBIA 2.6%
District of Columbia, Income Tax, Series A, 5.00%, 3/1/26  3,100 3,424
District of Columbia, Income Tax, Series B, 5.00%, 12/1/26  500 508
Metropolitan Washington Airports Auth., 5.00%, 10/1/24 (1) 1,400 1,483
Metropolitan Washington Airports Auth., Series 2012A, 5.00%,
10/1/28 (1) 2,500 2,524
Metropolitan Washington Airports Auth., Series 2018A, 5.00%,
10/1/24 (1) 3,975 4,211
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/23 (1) 6,460 6,707
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/24 (1) 7,500 7,945
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/25 (1) 5,000 5,389
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/26 (1) 1,500 1,548
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/28 (1) 4,300 4,795
Metropolitan Washington Airports Auth., Series A, 5.00%,
10/1/28 (1) 3,000 3,346
Metropolitan Washington Airports Auth., Airport System, Series A,
5.00%, 10/1/24 (1) 2,000 2,020
Metropolitan Washington Airports Auth., Aviation Revenue,
Series A, 5.00%, 10/1/26 (1) 6,505 7,127
Metropolitan Washington Airports Auth., Aviation Revenue,
Series B, 5.00%, 10/1/24  270 287
51,314
FLORIDA 5.7%
Alachua County HFA, Shands Teaching Hosp., 5.00%, 12/1/25  1,225 1,324
Alachua County HFA, Shands Teaching Hosp., 5.00%, 12/1/26  500 548

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Alachua County HFA, Shands Teaching Hosp., VRDN, 5.00%,
12/1/37 (Tender 12/1/26)  1,000 1,092
Brevard County HFA, Health First, 5.00%, 4/1/23  1,895 1,948
Brevard County HFA, Health First, 5.00%, 4/1/26  220 232
Broward County Airport System, 5.00%, 10/1/22 (1) 425 430
Broward County Airport System, 5.00%, 10/1/23 (1) 675 701
Broward County Airport System, Series A, 5.00%, 10/1/23 (1) 1,250 1,298
Broward County Airport System, Series A, 5.00%, 10/1/24 (1) 1,250 1,319
Broward County Airport System, Series A, 5.00%, 10/1/25 (1) 2,065 2,219
Broward County Airport System, Series B, 5.00%, 10/1/23 (1) 1,375 1,428
Broward County Airport System, Series B, 5.00%, 10/1/24 (1) 1,400 1,477
Broward County Airport System, Series B, 5.00%, 10/1/25 (1) 1,500 1,612
Broward County Airport System, Series C, 5.00%, 10/1/22  115 116
Broward County Airport System, Series C, 5.00%, 10/1/25 (1) 1,235 1,327
Broward County Airport System, Series P-2, 5.00%, 10/1/22  185 187
Broward County Airport System, Series Q-1, 5.00%, 10/1/25  4,315 4,360
Broward County Water & Sewer Utility, Series B, 5.00%, 10/1/22  1,395 1,412
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/24  550 571
Capital Projects Fin. Auth., Florida Univ. Project, Series A-1, 5.00%,
10/1/25  500 524
Central Florida Expressway Auth., Senior Lien, 5.00%, 7/1/22  750 752
Central Florida Expressway Auth., Senior Lien, 5.00%, 7/1/23  740 767
Central Florida Expressway Auth., Senior Lien, 5.00%, 7/1/24  250 265
Florida DOT, Federal Highway Reimbursement, Series A, DOT,
5.00%, 7/1/24  3,030 3,209
Florida DOT, Right of Way Acquisition & Bridge Construction,
Series A, GO, 5.00%, 7/1/27  4,290 4,871
Florida DOT, Turnpike System, Series A, 4.00%, 7/1/30  4,000 4,139
Florida Lottery Revenue, Series A, 5.00%, 7/1/27  4,745 5,400
Florida Municipal Power Agency, All-Requirements Power Supply,
5.00%, 10/1/22  1,265 1,280
Florida, Board of Ed., Capital Outlay, Series B, GO, 5.00%, 6/1/25  7,340 7,991
Florida, Board of Ed., Capital Outlay, Series B, GO, 5.00%, 6/1/25  3,000 3,266
Florida, Board of Ed., Capital Outlay, Series C, GO, 5.00%, 6/1/25  5,610 5,940
Florida, Board of Ed., Capital Outlay, Series E, GO, 5.00%, 6/1/25  7,425 8,083
Florida, Board of Ed., Capital Outlay, Series E, GO, 5.00%, 6/1/31  9,065 9,737
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/23 (1)(3) 2,000 2,081
Greater Orlando Aviation Auth., Series A, 5.00%, 10/1/28 (1) 3,000 3,346
Greater Orlando Aviation Auth. Unrefunded Balance, 5.00%,
10/1/23 (1) 1,455 1,508
Martin County HFA, Memorial Medical Center, 5.00%, 11/15/22 (3) 1,445 1,468
Miami-Dade County Aviation, 5.00%, 10/1/22  500 506
Miami-Dade County Aviation, Series A, 5.00%, 10/1/30 (1) 300 316
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/24  1,530 1,534
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/30  2,000 2,108

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Miami-Dade County Expressway Auth., Series A, 5.00%, 7/1/31  2,000 2,104
Miami-Dade County Expressway Auth., Series B, 5.00%, 7/1/25 (5) 4,870 5,160
Orange County Convention Center, Tourist Dev. Tax, 5.00%,
10/1/23  3,360 3,501
Orange County HFA, Series C, VRDN, 5.00%, 11/15/52 (Tender
11/15/26)  3,400 3,738
Orange County School Board, Series C, COP, 5.00%, 8/1/28  1,750 1,992
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/22  500 504
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/23  800 830
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/24  1,010 1,068
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/25  620 669
Palm Beach County HFA, Baptist Health South Florida, 5.00%,
8/15/26  600 659
South Miami HFA, Baptist Health South Florida, 5.00%, 8/15/22  680 685
113,602
GEORGIA 5.3%
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/25 (1) 2,635 2,826
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/26 (1) 2,685 2,929
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/27 (1) 3,810 4,212
Atlanta Dept. of Aviation, Series B, 5.00%, 7/1/28 (1) 3,800 4,226
Atlanta Water & Wastewater, 5.00%, 11/1/31  5,000 5,346
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
2.15%, 10/1/32 (Tender 6/13/24)  7,775 7,618
Burke County Dev. Auth., Georgia Power Plant Vogtle, VRDN,
2.25%, 10/1/32 (Tender 5/25/23)  2,450 2,438
Cobb County Kennestone Hosp. Auth., RAC, 5.00%, 4/1/23  350 360
Cobb County Kennestone Hosp. Auth., RAC, 5.00%, 4/1/24  650 685
Cobb County Kennestone Hosp. Auth., RAC, 5.00%, 4/1/25  350 374
Cobb County Kennestone Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/24  85 87
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/24  500 527
Fulton County Dev. Auth., WellStar Health, Series A, RAC, 5.00%,
4/1/25  400 427
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series A, 5.00%, 2/15/25  245 261
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series B, 5.00%, 2/15/23  500 512
Gainesville & Hall County Hosp. Auth., Northeast Georgia Health
System, Series B, 5.00%, 2/15/24  750 790
Georgia, Series C, GO, 5.00%, 7/1/23  3,860 4,002

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health,
RAC, 5.00%, 8/1/22  1,220 1,227
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health,
RAC, 5.00%, 8/1/24  4,535 4,749
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health,
RAC, 5.00%, 8/1/25  4,760 5,069
Glynn-Brunswick Memorial Hosp. Auth., Southeast Georgia Health,
RAC, 5.00%, 8/1/27  1,500 1,587
LaGrange-Troup County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/23  325 334
LaGrange-Troup County Hosp. Auth., WellStar Health, RAC,
5.00%, 4/1/25  500 534
Main Street Natural Gas, Series A, 5.00%, 5/15/24  500 518
Main Street Natural Gas, Series A, VRDN, 4.00%, 7/1/52 (Tender
9/1/27)  940 977
Main Street Natural Gas, Series E, FRN, 100% of MUNIPSA +
0.57%, 1.36%, 8/1/48 (Tender 12/1/23)  5,000 4,998
Main Street Natural Gas, Georgia Municipal Gas Auth., Series B,
VRDN, 4.00%, 8/1/49 (Tender 12/2/24)  10,210 10,531
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 8/1/48 (Tender 12/1/23)  6,050 6,179
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 3/1/50 (Tender 9/1/26)  6,865 7,010
Main Street Natural Gas, Georgia Municipal Gas Auth., Series C,
VRDN, 4.00%, 5/1/52 (Tender 12/1/28)  2,525 2,586
Main Street Natural Gas, Georgia Municipal Gas Auth., Series D,
FRN, 67% of 1M USD LIBOR + 0.83%, 1.366%, 8/1/48 (Tender
12/1/23)  9,200 9,143
Metro Atlanta Rapid Transit Auth., Series A, 5.00%, 7/1/42
(Prerefunded 7/1/25) (2) 2,000 2,174
Municipal Electric Auth. of Georgia, General Power, 5.00%, 1/1/23  550 561
Municipal Electric Auth. of Georgia, General Power, Series HH,
5.00%, 1/1/23  2,925 2,984
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%,
1/1/23  2,750 2,799
Municipal Electric Auth. of Georgia, Project 1, Series A, 5.00%,
1/1/28  4,010 4,348
105,928
HAWAII 0.2%
Hawaii, Series FT, GO, 5.00%, 1/1/24  4,000 4,202
4,202
IDAHO 0.0%
Idaho HFA, Saint Luke's Health, Series C, VRDN, 0.67%, 3/1/48  225 225
225

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
ILLINOIS 4.8%
Chicago Midway Int'l. Airport, Series A, 5.00%, 1/1/25 (1) 2,470 2,556
Chicago Midway Int'l. Airport, Series B, 5.00%, 1/1/26  1,000 1,014
Chicago O'Hare Int'l Airport, Series C, 5.00%, 1/1/29  1,000 1,071
Chicago O'Hare Int'l. Airport, Series A, 5.00%, 1/1/27 (1) 6,000 6,321
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/23  6,640 6,766
Chicago O'Hare Int'l. Airport, Series B, 5.00%, 1/1/26  2,020 2,150
Chicago Wastewater, Series B, 5.00%, 1/1/23  1,850 1,881
Chicago Wastewater, Series B, 5.00%, 1/1/24  2,140 2,223
Chicago Waterworks, 5.00%, 11/1/22  1,000 1,012
Chicago Waterworks, 5.00%, 11/1/23  3,750 3,884
Chicago Waterworks, 5.00%, 11/1/24  3,850 4,038
Chicago Waterworks, Series A-1, 5.00%, 11/1/23  1,300 1,346
Chicago Waterworks, Series A-1, 5.00%, 11/1/24  460 483
Illinois, GO, 5.00%, 2/1/25  1,055 1,118
Illinois, GO, 5.00%, 2/1/29  3,640 3,903
Illinois, Series A, GO, 5.00%, 3/1/24  995 1,039
Illinois, Series A, GO, 5.00%, 10/1/25  705 755
Illinois, Series A, GO, 5.00%, 11/1/25  4,130 4,427
Illinois, Series A, GO, 5.00%, 3/1/28 (4) 2,125 2,327
Illinois, Series A, GO, 5.00%, 12/1/28  5,000 5,486
Illinois, Series B, GO, 5.00%, 3/1/24  1,325 1,384
Illinois, Series B, GO, 5.00%, 9/1/25  5,020 5,367
Illinois, Series B, GO, 5.00%, 3/1/26  1,675 1,804
Illinois, Series B, GO, 5.00%, 3/1/27  2,975 3,242
Illinois, Series C, GO, 5.00%, 11/1/29  2,500 2,687
Illinois, Series D, GO, 5.00%, 11/1/23  2,230 2,315
Illinois, Series D, GO, 5.00%, 11/1/27  4,920 5,382
Illinois Fin. Auth., Healthcare System, Series B-1, VRDN, 5.00%,
5/15/50 (Tender 11/15/24)  4,925 5,160
Illinois Fin. Auth., Healthcare System, Series B-2, VRDN, 5.00%,
5/15/50 (Tender 11/15/26)  8,680 9,439
Illinois Fin. Auth., Northshore Univ. Health, 5.00%, 8/15/23  1,000 1,040
Illinois Fin. Auth., Northshore Univ. Health, 5.00%, 8/15/24  1,000 1,057
Illinois Fin. Auth., Northshore Univ. Health, 5.00%, 8/15/25  1,250 1,348
Railsplitter Tobacco Settlement Auth., 5.00%, 6/1/23  1,945 1,998
96,023
INDIANA 0.1%
Indiana Fin. Auth., Methodist Hosp., Series A, 5.00%, 9/15/22  640 646
Indiana Fin. Auth., Methodist Hosp., Series A, 5.00%, 9/15/23  815 843
Indiana Fin. Auth., Methodist Hosp., Series A, 5.00%, 9/15/24  845 889
2,378
IOWA 0.9%
Iowa Fin. Auth., Unity Point Health, Series B, 5.00%, 2/15/23  1,000 1,021

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Iowa Fin. Auth., Unity Point Health, Series B-2, VRDN, 0.61%,
2/15/39  1,390 1,390
PEFA, VRDN, 5.00%, 9/1/49 (Tender 9/1/26)  14,285 15,340
17,751
KANSAS 0.2%
Kansas DFA, Adventhealth Obligated Group, Series B, VRDN,
5.00%, 11/15/54 (Tender 11/15/28)  3,000 3,388
Lenexa City, Lakeview Village, Health Care Fac., Series A, 5.00%,
5/15/23  650 658
4,046
KENTUCKY 1.8%
Ashland Medical Center, DBA King's Daughter, Series 2019,
5.00%, 2/1/23  625 639
Ashland Medical Center, DBA King's Daughter, Series 2019,
5.00%, 2/1/24  575 602
Ashland Medical Center, DBA King's Daughter, Series 2019,
5.00%, 2/1/25  610 645
Ashland Medical Center, DBA King's Daughter, Series 2019,
5.00%, 2/1/26  550 591
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/22  1,150 1,150
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/23  2,000 2,059
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/24  1,115 1,172
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/25  1,400 1,497
Kentucky Economic DFA, Owensboro Medical Health, Series A,
5.00%, 6/1/26  2,210 2,407
Kentucky Public Energy Auth., Series A, VRDN, 4.00%, 4/1/48
(Tender 4/1/24)  2,500 2,544
Kentucky Public Energy Auth., Series A-1, VRDN, 4.00%, 8/1/52
(Tender 8/1/30)  6,150 6,311
Kentucky Public Energy Auth., Series C, VRDN, 4.00%, 2/1/50
(Tender 2/1/28)  11,305 11,662
Russell, Bon Secours Health System, 5.00%, 11/1/22 (3) 3,555 3,610
34,889
LOUISIANA 0.5%
Lake Charles Harbor & Terminal Dist., Big Lake Fuels LLC Project,
VRDN, 1.00%, 12/1/51 (Tender 12/1/24) (1) 2,775 2,589
Louisiana Offshore Terminal Auth., Loop Project, VRDN, 1.65%,
9/1/27 (Tender 12/1/23)  1,750 1,740
Louisiana Stadium & Exposition Dist., BAN, 4.00%, 7/3/23  1,040 1,054
New Orleans Aviation Board, Series B, 5.00%, 1/1/23 (1) 450 458
New Orleans Aviation Board, Series B, 5.00%, 1/1/24 (1) 225 234

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
New Orleans Aviation Board, Series B, 5.00%, 1/1/25 (1) 250 265
Saint John the Baptist Parish, Marathon Oil, Series A-2, VRDN,
2.10%, 6/1/37 (Tender 7/1/24)  2,000 1,950
Tobacco Settlement Fin., Series A, 5.00%, 5/15/23  1,000 1,027
9,317
MARYLAND 4.7%
Anne Arundel County, Consolidated General Improvements, GO,
5.00%, 4/1/25  3,330 3,605
Baltimore City, Convention Center Hotel, 5.00%, 9/1/22  1,100 1,102
Baltimore City, Convention Center Hotel, 5.00%, 9/1/23  500 503
Baltimore City, Convention Center Hotel, 5.00%, 9/1/24  1,950 1,962
Baltimore County, Series B, GO, 5.00%, 8/1/27  5,675 6,040
Baltimore County, Consolidated Public Improvement, GO, 5.00%,
3/1/27  7,130 8,057
Baltimore, Convention Center Hotel, 5.00%, 9/1/25  2,040 2,055
Gaithersburg, Asbury Maryland Obligation Group, Series B,
5.00%, 1/1/27  5,290 5,444
Harford County, Series B, GO, 5.00%, 7/1/26  2,000 2,229
Maryland, GO, 5.00%, 8/1/31  5,000 5,725
Maryland, Series B, GO, 5.00%, 8/1/24  5,800 6,185
Maryland DOT, 4.00%, 11/1/29  1,235 1,284
Maryland DOT, Series B, 5.00%, 12/1/28 (4) 2,500 2,829
Maryland DOT, Series B, 5.00%, 12/1/29 (4) 2,375 2,724
Maryland Economic Dev., Potomac Electric Power, 1.70%, 9/1/22  5,000 5,000
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/22  395 395
Maryland Economic Dev., Transportation Fac. Project, Series A,
5.00%, 6/1/23  370 381
Maryland HHEFA, 5.00%, 7/1/24  400 421
Maryland HHEFA, Adventist Healthcare, Series A, 5.25%, 1/1/25  1,000 1,060
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/26  1,280 1,392
Maryland HHEFA, Adventist Healthcare, Series A, 5.50%, 1/1/27  2,500 2,765
Maryland HHEFA, Meritus Medical Center, 5.00%, 7/1/25  2,000 2,142
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/23  350 362
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/25  665 713
Maryland HHEFA, Peninsula Regional Health System, 5.00%,
7/1/26  1,250 1,361
Maryland HHEFA, Univ. of Maryland Medical System, Series B-1,
VRDN, 5.00%, 7/1/45 (Tender 7/1/25)  2,530 2,687
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/23 (3) 9,000 9,323
Maryland HHEFA, Western Maryland Health, 5.00%, 7/1/24 (3) 795 844
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/26
(Prerefunded 7/1/24) (2) 1,535 1,638

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Maryland HHEFA, Western Maryland Health, 5.25%, 7/1/27
(Prerefunded 7/1/24) (2) 3,000 3,201
Montgomery County, Series C, GO, 5.00%, 10/1/24  4,285 4,586
Univ. System of Maryland, Series A, 5.00%, 4/1/26  3,000 3,312
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/24  635 639
Washington County, Homewood Maryland Obligated Group,
4.00%, 5/1/25  665 667
92,633
MASSACHUSETTS 1.3%
Massachusetts Bay Transportation Auth. Sales Tax Revenue, BAN,
4.00%, 5/1/25  5,000 5,248
Massachusetts Ed. Fin. Auth., Series J, 5.00%, 7/1/22 (1) 2,000 2,005
Massachusetts Ed. Fin. Auth., Series J, 5.00%, 7/1/23 (1) 2,000 2,058
Massachusetts Ed. Fin. Auth., Series J, 5.00%, 7/1/24 (1) 2,000 2,095
Massachusetts State College Building Auth., Series A, 5.00%,
5/1/38 (Prerefunded 5/1/25) (2) 6,450 6,997
Massachusetts State College Building Auth., Series D, 5.00%,
5/1/39 (Prerefunded 5/1/25) (2) 7,575 8,217
26,620
MICHIGAN 2.4%
Detroit City School Dist., Series C, GO, 5.25%, 5/1/25 (6) 5,290 5,590
Detroit Downtown Dev. Auth., Series A, 5.00%, 7/1/24 (7) 975 1,030
Great Lakes Water Auth., Water Supply System, Series A, 5.00%,
7/1/25  1,500 1,607
Great Lakes Water Auth., Water Supply System, Series D, 5.00%,
7/1/31  1,000 1,076
Great Lakes Water Auth., Water Supply System, Senior Lien,
Series C, 5.00%, 7/1/23  2,780 2,876
Great Lakes Water Auth., Water Supply System, Senior Lien,
Series C, 5.00%, 7/1/27  5,800 6,361
Michigan Fin. Auth., Great Lakes Water Auth., Senior Lien,
Series C-3, 5.00%, 7/1/29 (7) 2,500 2,629
Michigan Fin. Auth., Local Gov't. Loan Program, Series D-2, 5.00%,
7/1/27 (7) 2,850 3,007
Michigan Fin. Auth., Local Gov't. Loan Program, Series D-4, 5.00%,
7/1/29  1,500 1,571
Michigan Fin. Auth., Trinity Health Corp., 5.00%, 12/1/22  300 305
Michigan Hosp. Fin. Auth., Trinity Health Credit Group, Series C,
5.00%, 12/1/22  500 508
Michigan Hosp. Fin. Auth., Trinity Health Credit Group, Series C,
5.00%, 12/1/23  585 611
Michigan Hosp. Fin. Auth., Trinity Health Credit Group, Series C,
5.00%, 12/1/24  995 1,063
Michigan, City of Detroit, GO, 5.00%, 4/1/23  500 510
Michigan, City of Detroit, GO, 5.00%, 4/1/24  900 935

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Michigan, City of Detroit, GO, 5.00%, 4/1/25  860 904
Wayne County Airport Auth., Series A, 5.00%, 12/1/22  2,220 2,259
Wayne County Airport Auth., Series A, 5.00%, 12/1/23  430 449
Wayne County Airport Auth., Series A, 5.00%, 12/1/24  780 829
Wayne County Airport Auth., Series B, 5.00%, 12/1/22 (1) 1,215 1,233
Wayne County Airport Auth., Series B, 5.00%, 12/1/23 (1) 2,195 2,280
Wayne County Airport Auth., Series B, 5.00%, 12/1/24 (1) 2,385 2,522
Wayne County Airport Auth., Series B, 5.00%, 12/1/25 (1) 2,405 2,589
Wayne County Airport Auth., Series C, 5.00%, 12/1/22  3,000 3,011
Wayne County Airport Auth., Series F, 5.00%, 12/1/31 (1) 1,330 1,404
Wayne County Airport Auth., Series G, 5.00%, 12/1/27  425 460
47,619
MINNESOTA 2.7%
Minnesota, Series A, GO, 5.00%, 8/1/23  4,000 4,160
Minnesota, Series A, GO, 5.00%, 8/1/24  5,000 5,342
Minnesota, Series A, GO, 5.00%, 9/1/24  15,760 16,874
Minnesota, Series A, GO, 5.00%, 8/1/26  5,320 5,944
Minnesota, Series D, GO, 5.00%, 10/1/24  8,675 9,308
Minnesota, Series D, GO, 5.00%, 8/1/27  7,875 8,608
Minnesota Municipal Gas Agency, Series A, VRDN, 4.00%,
12/1/52 (Tender 12/1/27)  2,160 2,262
52,498
MISSISSIPPI 0.1%
Mississippi Business Fin., Gulf Power Company Project, VRDN,
0.74%, 11/1/42 (1) 680 680
Mississippi Business Fin., Mississippi Power Company Project,
VRDN, 0.78%, 5/1/28 (1) 1,800 1,800
2,480
MISSOURI 0.3%
Kansas City IDA, Kansas City Int'l. Airport, 5.00%, 3/1/25 (1) 1,500 1,593
Kansas City IDA, Kansas City Int'l. Airport, 5.00%, 3/1/25  1,050 1,122
Missouri HEFA, SSM Health Care, Series A, 5.00%, 6/1/26
(Prerefunded 6/1/24) (2) 1,740 1,842
Saint Louis Airport, Series B, 5.00%, 7/1/22 (1)(7) 450 451
Saint Louis Airport, Series B, 5.00%, 7/1/23 (1)(7) 215 222
Saint Louis Airport, Series B, 5.00%, 7/1/24 (1)(7) 840 883
Saint Louis Airport, Series B, 5.00%, 7/1/25 (1)(7) 375 401
6,514
NEBRASKA 1.0%
Central Plains Energy, 4.00%, 8/1/25  1,550 1,601
Central Plains Energy, Nebraska Gas, VRDN, 4.00%, 12/1/49
(Tender 8/1/25)  11,175 11,507

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Central Plains Energy, Project No. 4, VRDN, 5.00%, 3/1/50 (Tender
1/1/24)  5,700 5,869
18,977
NEVADA 1.1%
Clark County Dept. of Aviation, Airport Improvement, Series B,
5.00%, 7/1/26 (1) 3,000 3,260
Clark County Dept. of Aviation, Airport Improvement, Series B,
5.00%, 7/1/27 (1) 7,000 7,703
Clark County Dept. of Aviation, Airport Improvement, Las Vegas-
McCarran Int'l., Series A-1, 5.00%, 7/1/22 (1) 1,735 1,740
Clark County School Dist., Series A, GO, 3.00%, 6/15/23 (7) 450 456
Clark County School Dist., Series A, GO, 3.00%, 6/15/24 (7) 405 413
Clark County School Dist., Series A, GO, 3.00%, 6/15/25 (7) 650 667
Clark County School Dist., Series A, GO, 5.00%, 6/15/26 (7) 500 555
Clark County, Transportation Improvement, Series B, GO, 5.00%,
12/1/22  6,495 6,614
21,408
NEW JERSEY 2.7%
New Jersey HCFFA, AHS Hosp., 5.00%, 7/1/23  275 285
New Jersey HCFFA, AHS Hosp., 5.00%, 7/1/25  1,405 1,465
New Jersey HCFFA, AHS Hosp., 5.00%, 7/1/25 (Prerefunded
1/1/24) (2) 95 100
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/30  2,210 2,374
New Jersey Transportation Trust Fund Auth., Series A, 5.00%,
6/15/31  8,000 8,959
New Jersey Transportation Trust Fund Auth., Federal Highway
Reimbursement, Series A, 5.00%, 6/15/24  3,085 3,255
New Jersey Transportation Trust Fund Auth., Transportation
System, 5.00%, 6/15/29  1,170 1,284
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, 5.00%, 12/15/24  1,975 2,090
New Jersey Transportation Trust Fund Auth., Transportation
System, Series A, 5.00%, 12/15/26  2,525 2,745
New Jersey Transportation Trust Fund Auth., Transportation
System, Series D, 5.00%, 12/15/24  1,125 1,191
New Jersey Turnpike Auth., Series A, 5.00%, 1/1/27  590 622
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/24  9,465 9,965
New Jersey, COVID-19 Emergency Bonds, Series A, GO, 5.00%,
6/1/25  13,505 14,518
Tobacco Settlement Fin., Series A, 5.00%, 6/1/22  1,760 1,760
Tobacco Settlement Fin., Series A, 5.00%, 6/1/24  1,000 1,042
Tobacco Settlement Fin., Series A, 5.00%, 6/1/26  1,050 1,124
52,779

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
NEW MEXICO 0.4%
Farmington PCR, Public Services of New Mexico, San Juan
Project, Series D, VRDN, 1.10%, 6/1/40 (Tender 6/1/23)  2,750 2,710
New Mexico Hosp. Equipment Loan Council, Series B, VRDN,
5.00%, 8/1/49 (Tender 8/1/25)  4,850 5,257
7,967
NEW YORK 9.3%
Brooklyn Arena Local Dev., Barclays Center, Series A, 5.00%,
7/15/22  975 978
Brooklyn Arena Local Dev., Barclays Center, Series A, 5.00%,
7/15/23  1,250 1,283
Brooklyn Arena Local Dev., Barclays Center, Series A, 5.00%,
7/15/24  3,000 3,138
Dormitory Auth. of the State of New York, Series A, 4.00%,
10/1/24 (7) 3,260 3,402
Dormitory Auth. of the State of New York, Series A, 5.00%,
12/15/23  1,625 1,656
Dormitory Auth. of the State of New York, Series A, 5.00%,
10/1/24  3,050 3,250
Dormitory Auth. of the State of New York, Bidding Group, Series C,
5.00%, 3/15/24 (3) 5 5
Dormitory Auth. of the State of New York, Bidding Group 2,
Unrefunded Balance, Series C, 5.00%, 3/15/24  9,795 10,336
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/25 (8) 1,000 1,068
Dormitory Auth. of the State of New York, Orange Regional
Medical Center, 5.00%, 12/1/26 (8) 1,300 1,428
Dormitory Auth. of the State of New York, Personal Income Tax
General Purpose Bond, Series B, 5.00%, 2/15/28  7,350 8,175
Dormitory Auth. of the State of New York, Personal Income Tax
General Purpose Bond, Series B, 5.00%, 2/15/29  9,855 10,926
Dormitory Auth. of the State of New York, Sales Tax, Series A,
5.00%, 3/15/28  6,985 7,817
Long Island Power Auth., Series B, VRDN, 1.50%, 9/1/51 (Tender
9/1/26)  1,250 1,190
Nassau County Local Economic Assistance, Winthrop Univ. Hosp.,
5.00%, 7/1/22  1,000 1,003
New York City, Series 1, GO, 5.00%, 8/1/25  5,400 5,887
New York City, Series A-1, GO, 5.00%, 8/1/30  5,000 5,882
New York City, Series B, GO, 5.00%, 8/1/23  6,370 6,619
New York City, Series C, GO, 5.00%, 8/1/23  10,000 10,391
New York City, Series C, GO, 5.00%, 8/1/27  5,000 5,661
New York City, Series D, GO, 5.00%, 8/1/24  13,145 13,437
New York City, Series D, GO, 5.00%, 8/1/28  6,085 6,218
New York City IDA, Series A, 5.00%, 1/1/24 (7) 1,250 1,307
New York City IDA, Series A, 5.00%, 1/1/25 (7) 2,000 2,122

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
New York City IDA, Yankee Stadium Project, 5.00%, 3/1/28 (7) 1,315 1,452
New York City Transitional Fin. Auth., Future Tax Secured,
Series A, 5.00%, 11/1/31  4,550 5,304
New York City Transitional Fin. Auth., Future Tax Secured,
Series A-1, 5.00%, 11/1/26  1,170 1,313
New York City Water & Sewer System, 5.00%, 6/15/25  1,690 1,834
New York State Urban Dev., Personal Income Tax, Series A, 5.00%,
3/15/23  7,100 7,296
New York State Urban Dev., Personal Income Tax, Series A, 5.00%,
3/15/24  3,275 3,456
New York Transportation Dev., American Airlines, 5.00%,
8/1/26 (1) 2,020 2,020
New York Transportation Dev., JFK Int'l. Airport, 5.00%, 12/1/23  1,000 1,034
New York Transportation Dev., Terminal One Group, 5.00%,
1/1/23 (1) 4,055 4,112
Port Auth. of New York & New Jersey, 5.00%, 9/15/24 (1) 3,000 3,176
Port Auth. of New York & New Jersey, Series 178, 5.00%,
12/1/25 (1) 5,000 5,212
Port Auth. of New York & New Jersey, Series 178, 5.00%,
12/1/30 (1) 9,920 10,316
Port Auth. of New York & New Jersey, Series 185, 5.00%,
9/1/25 (1) 2,000 2,108
Port Auth. of New York & New Jersey, Series 207, 5.00%,
9/15/26 (1) 10,030 10,985
Sales Tax Asset Receivable, Series A, 5.00%, 10/15/22 (3) 3,310 3,356
Sales Tax Asset Receivable, Series A, 5.00%, 10/15/30
(Prerefunded 10/15/24) (2) 2,000 2,144
Triborough Bridge & Tunnel Auth., Series B-4, FRN, 67% of SOFR
+ 0.38%, 0.903%, 1/1/32 (Tender 2/1/24)  6,310 6,248
184,545
NORTH CAROLINA 3.5%
Charlotte-Mecklenburg Hosp. Auth., VRDN, 5.00%, 1/15/49
(Tender 12/1/31)  5,000 5,789
Mecklenburg County, GO, 5.00%, 3/1/26  10,000 11,065
North Carolina Medical Care Commission, 3.00%, 3/1/23  150 149
North Carolina Medical Care Commission, 4.00%, 3/1/24  220 220
North Carolina Medical Care Commission, 4.00%, 3/1/25  265 263
North Carolina Medical Care Commission, 5.00%, 3/1/26  245 250
North Carolina Medical Care Commission, 5.00%, 3/1/27  290 295
North Carolina Medical Care Commission, Caromont Health,
Series B, VRDN, 5.00%, 2/1/51 (Tender 2/1/26)  17,600 19,242
North Carolina Medical Care Commission, Retirement Fac. First
Meeting, 4.00%, 1/1/25  250 248
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/22  215 216

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/23  150 153
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/24  180 185
North Carolina Medical Care Commission, Southminster, 5.00%,
10/1/25  125 130
North Carolina Medical Care Commission, United Methodist
Retirement Home, Series A, 5.00%, 10/1/22 (3) 350 354
North Carolina Medical Care Commission, United Methodist
Retirement Home, Series A, 5.00%, 10/1/23 (3) 400 416
North Carolina Medical Care Commission, United Methodist
Retirement Home, Series A, 5.00%, 10/1/24 (Prerefunded
10/1/23) (2) 950 1,017
North Carolina Medical Care Commission, United Methodist
Retirement Home, Series A, 5.00%, 10/1/26 (Prerefunded
10/1/23) (2) 750 803
North Carolina Medical Care Commission, United Methodist
Retirement Home, Series A, 5.00%, 10/1/27 (Prerefunded
10/1/23) (2) 175 187
North Carolina Medical Care Commission, Vidant Health, 5.00%,
6/1/28 (Prerefunded 6/1/25) (2) 1,575 1,706
North Carolina Medical Care Commission, Wake Forest Baptist,
Series B, 5.00%, 12/1/23  2,000 2,031
North Carolina Medical Care Commission, Wake Forest Baptist,
Series B, 5.00%, 12/1/27  1,125 1,142
North Carolina Municipal Power Agency #1, Catawba Electric,
Series A, 5.00%, 1/1/23  170 173
North Carolina Municipal Power Agency #1, Catawba Electric,
Series E, 5.00%, 1/1/23  1,500 1,531
North Carolina Turnpike Auth., 5.00%, 1/1/24 (7) 1,180 1,235
North Carolina Turnpike Auth., BAN, 5.00%, 2/1/24  10,400 10,837
Wake County, 5.00%, 3/1/27  2,355 2,652
Wake County, Series A, 5.00%, 12/1/29  1,150 1,281
Wake County, Series C, GO, 5.00%, 3/1/23  6,155 6,324
69,894
OHIO 0.7%
Allen County Hosp. Fac., Series A, 5.00%, 8/1/26  4,520 4,927
Cleveland Airport System, Series B, 5.00%, 1/1/23 (1) 1,200 1,220
Cleveland Airport System, Series B, 5.00%, 1/1/24 (1) 1,200 1,247
Columbus, Series A, GO, 5.00%, 4/1/24  1,810 1,915
Columbus, Series A, GO, 5.00%, 4/1/25  3,445 3,737
Hamilton County, Life Enriching Community, 5.00%, 1/1/23  100 101
Hamilton County, Life Enriching Community, 5.00%, 1/1/24  150 153
Hamilton County, Life Enriching Community, 5.00%, 1/1/25  200 205
Hamilton County, Life Enriching Community, 5.00%, 1/1/26  150 155
13,660

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
OKLAHOMA 0.2%
Grand River Dam Auth., Series A, 5.00%, 6/1/23  2,000 2,067
Norman Regional Hosp. Auth., 5.00%, 9/1/22  2,060 2,078
Oklahoma Turnpike Auth., Series A, 5.00%, 1/1/25  450 483
4,628
OREGON 0.4%
Multnomah County School Dist. No. 1, GO, 5.00%, 6/15/24  8,250 8,748
8,748
PENNSYLVANIA 3.1%
Allegheny County Hosp. Dev. Auth., Univ. of Pittsburgh Medical
Center, Series A, 5.00%, 7/15/22  1,050 1,054
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/24  200 208
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/25  500 527
Allentown Neighborhood Improvement Zone Dev. Auth., 5.00%,
5/1/26  550 588
Bucks County IDA, 5.00%, 7/1/25  350 370
Bucks County IDA, 5.00%, 7/1/26  450 481
Bucks County IDA, 5.00%, 7/1/27  475 512
Butler County Hosp. Auth., 5.00%, 7/1/22  405 406
Butler County Hosp. Auth., 5.00%, 7/1/23  355 366
Butler County Hosp. Auth., 5.00%, 7/1/24  2,300 2,422
Butler County Hosp. Auth., 5.00%, 7/1/25  705 755
Butler County Hosp. Auth., 5.00%, 7/1/26  460 490
Butler County Hosp. Auth., 5.00%, 7/1/27  585 621
Commonwealth Fin. Auth., Tobacco Settlement, 5.00%, 6/1/22  1,030 1,030
Commonwealth Fin. Auth., Tobacco Settlement, 5.00%, 6/1/23  1,000 1,030
Commonwealth Fin. Auth., Tobacco Settlement, 5.00%, 6/1/24  2,280 2,399
Delaware River Port Auth., Series B, 5.00%, 1/1/23  2,930 2,988
Lehigh, Lehigh Valley Health Network, 5.00%, 7/1/23  1,300 1,345
Lehigh, Lehigh Valley Health Network, 5.00%, 7/1/24  1,700 1,795
Northampton County General Purpose Auth., Saint Luke's Health
Univ., FRN, 70% of 1M USD LIBOR + 1.04%, 1.60%, 8/15/48
(Tender 8/15/24)  4,900 4,920
Pennsylvania, GO, 5.00%, 9/15/25 (7) 715 782
Pennsylvania Turnpike Commission, Series A, 5.00%, 12/1/30  2,000 2,144
Philadelphia, Series A, GO, 5.00%, 8/1/23  2,270 2,356
Philadelphia Airport, Series A, 5.00%, 7/1/26  1,160 1,268
Philadelphia Airport, Series A, 5.00%, 7/1/27  2,000 2,222
Philadelphia Airport, Series A, 5.00%, 7/1/28  1,750 1,962
Philadelphia Airport, Series C, 5.00%, 7/1/25 (1) 12,465 13,320
Philadelphia Airport, Series C, 5.00%, 7/1/26 (1) 1,080 1,171
Philadelphia Airport, Series C, 5.00%, 7/1/27 (1) 1,135 1,241
Philadelphia Airport, Series C, 5.00%, 7/1/28 (1) 2,970 3,277

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Philadelphia HHEFA, Temple Univ. Health System, 5.00%, 7/1/23  1,175 1,209
Southeastern Pennsylvania Transportation Auth., 5.00%, 6/1/23  750 774
Southeastern Pennsylvania Transportation Auth., 5.00%, 6/1/24  750 787
Southeastern Pennsylvania Transportation Auth., 5.00%, 6/1/25  1,000 1,071
State Public School Building Auth., Philadelphia School Dist.,
Series A, 5.00%, 6/1/33 (7) 2,500 2,751
60,642
PUERTO RICO 3.3%
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/27  17,594 19,190
Puerto Rico Commonwealth, Restructured, Series A-1, GO,
5.625%, 7/1/29  9,000 9,941
Puerto Rico Commonwealth, Restructured, Series A-1, GO, 5.75%,
7/1/31  5,000 5,653
Puerto Rico Ind. Tourist Ed. Medical & Environmental Control Fac.
Fin. Auth., 5.00%, 7/1/27  450 497
Puerto Rico Ind. Tourist Ed. Medical & Environmental Control Fac.
Fin. Auth., 5.00%, 7/1/29  850 956
Puerto Rico Sales Tax Fin., Restructured, Series A-1, 4.50%,
7/1/34  13,854 14,145
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/27  9,628 8,015
Puerto Rico Sales Tax Fin., Restructured, Series A-1, Zero
Coupon, 7/1/31  9,535 6,544
64,941
RHODE ISLAND 0.2%
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/22  550 554
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/23  550 566
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/24  1,290 1,350
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/25  415 441
Rhode Island Health & Ed. Building, Care New England, Series B,
5.00%, 9/1/26  450 485
3,396
SOUTH CAROLINA 1.9%
Patriots Energy Group Fin. Agency, Series A, VRDN, 4.00%,
10/1/48 (Tender 2/1/24)  15,755 16,105
Piedmont Municipal Power Agency, Series A, 5.00%, 1/1/23  2,080 2,120
South Carolina Jobs Economic Dev. Auth., Bon Secours Health
System, 5.00%, 11/1/24 (Prerefunded 11/1/22) (2) 3,000 3,045
South Carolina Jobs Economic Dev. Auth., Bon Secours Health
System, VRDN, 5.00%, 12/1/48 (Tender 10/1/25)  4,575 4,984

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
South Carolina Jobs-Economic Dev. Auth., Prisma Health
Obligated Group, Series A, 5.00%, 5/1/30  1,140 1,250
South Carolina Ports Auth., 5.00%, 7/1/23 (1) 2,555 2,640
South Carolina Ports Auth., 5.00%, 7/1/24 (1) 850 894
South Carolina Ports Auth., 5.00%, 7/1/25 (1) 1,190 1,273
South Carolina Ports Auth., 5.25%, 7/1/55 (Prerefunded
7/1/25) (1)(2) 3,240 3,526
Spartanburg Regional Health Services Dist., 5.00%, 4/15/29  1,700 1,901
37,738
SOUTH DAKOTA 0.1%
South Dakota HEFA, Sanford Obligated Group, 5.00%, 11/1/29  1,000 1,061
1,061
TENNESSEE 2.4%
Chattanooga Health Ed. & Housing Fac. Board, Student Housing -
CDFI Phase I, CDFI, 5.00%, 10/1/22  1,045 1,051
Chattanooga Health Ed. & Housing Fac. Board, Student Housing -
CDFI Phase I, CDFI, 5.00%, 10/1/23  650 664
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, 5.00%, 7/1/23  4,200 4,341
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, 5.00%, 7/1/24  3,025 3,112
Greeneville Health & Ed. Fac. Board, Ballad Health Obligated
Group, 5.00%, 7/1/29  1,000 1,105
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/25  1,000 1,028
Greeneville Health & Ed. Fac. Board, Ballad Health Obligation
Group, 5.00%, 7/1/31  1,760 1,796
Memphis-Shelby County Airport Auth., Series B, 5.00%, 7/1/24 (1) 3,330 3,494
Metropolitan Gov't. of Nashville & Davidson County, Improvement,
GO, 5.00%, 7/1/24  17,760 18,868
Metropolitan Nashville Airport, Series B, 5.00%, 7/1/25 (1) 515 550
Metropolitan Nashville Airport, Series B, 5.00%, 7/1/26 (1) 1,695 1,838
Tennergy, Series A, VRDN, 5.00%, 2/1/50 (Tender 10/1/24)  5,000 5,253
Tennessee Energy Acquisition, VRDN, 4.00%, 11/1/49 (Tender
11/1/25)  1,615 1,663
Tennessee Energy Acquisition, Series A, 5.25%, 9/1/22  245 247
Tennessee Energy Acquisition, Series A, VRDN, 4.00%, 5/1/48
(Tender 5/1/23)  1,045 1,058
Tennessee Energy Acquisition, Series C, 5.00%, 2/1/23  1,410 1,434
Tennessee Energy Acquisition, Goldman Sachs, Series C, 5.00%,
2/1/24  175 181
47,683
TEXAS 10.9%
Austin Airport System, 5.00%, 11/15/23 (1) 5,000 5,200
Austin Airport System, 5.00%, 11/15/27 (1) 1,780 1,872

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Austin Airport System, Series A, 5.00%, 11/15/26  545 603
Austin Airport System, Series B, 5.00%, 11/15/22 (1) 620 629
Austin Airport System, Series B, 5.00%, 11/15/23 (1) 715 744
Austin Airport System, Series B, 5.00%, 11/15/29 (1) 1,200 1,296
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/26  1,505 1,583
Austin Convention Enterprises, First Tier Convention Center,
Series A, 5.00%, 1/1/27  1,655 1,759
Austin Water & Wastewater System, 5.00%, 11/15/32  2,095 2,294
Central Texas Regional Mobility Auth., 5.00%, 1/1/24  1,025 1,068
Central Texas Regional Mobility Auth., 5.00%, 1/1/25  1,195 1,258
Central Texas Regional Mobility Auth., 5.00%, 1/1/26  1,620 1,739
Central Texas Regional Mobility Auth., 5.00%, 1/1/28  1,700 1,815
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/40
(Prerefunded 7/1/25) (2) 4,490 4,881
Central Texas Regional Mobility Auth., Series A, 5.00%, 1/1/45
(Prerefunded 7/1/25) (2) 1,475 1,603
Central Texas Regional Mobility Auth., Series C, 5.00%, 1/1/27  14,845 15,916
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 5.00%, 8/15/22  1,000 1,005
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 5.00%, 8/15/23  1,505 1,542
Clifton Higher Ed. Fin., Int'l. Leadership, Series D, 5.00%, 8/15/24  3,120 3,240
Dallas, GO, 5.00%, 2/15/25  5,000 5,372
Dallas Hotel Occupancy Tax Revenue, 4.00%, 8/15/27  2,000 2,127
Dallas Hotel Occupancy Tax Revenue, 4.00%, 8/15/28  2,000 2,117
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/22 (1) 1,785 1,808
Dallas/Fort Worth Int'l. Airport, Series B, 5.00%, 11/1/26  205 208
Grand Parkway Transportation, BAN, 5.00%, 2/1/23  8,320 8,483
Harris County Cultural Ed. Fac. Fin., 5.00%, 6/1/23  1,385 1,430
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health,
Series A, 5.00%, 12/1/24  1,865 1,891
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health,
Series A, 5.00%, 12/1/25 (Prerefunded 12/1/22) (2) 2,080 2,117
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., VRDN, 5.00%, 6/1/32 (Tender 12/1/26)  4,665 5,131
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., VRDN, 5.00%, 7/1/49 (Tender 12/1/24)  1,880 1,996
Harris County Cultural Ed. Fac. Fin., Memorial Hermann Health
Sys., VRDN, 5.00%, 7/1/49 (Tender 9/1/22)  1,900 1,918
Harris County Cultural Ed. Fac. Fin., Methodist Hosp., Series B,
VRDN, 0.62%, 12/1/59  1,400 1,400
Harris County Cultural Ed. Fac. Fin., Texas Children's Hosp.,
5.00%, 10/1/28  3,110 3,352
Harris County Cultural Ed. Fac. Fin., Texas Children's Hosp.,
VRDN, 5.00%, 10/1/41 (Tender 10/1/24)  4,000 4,251
Houston Airport System, Series A, 5.00%, 7/1/23 (1) 825 850
Houston Airport System, Series A, 5.00%, 7/1/25 (1) 1,250 1,337

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Houston Airport System, Series A, 5.00%, 7/1/26 (1) 1,250 1,358
Houston Airport System, Series A, 5.00%, 7/1/27 (1) 1,000 1,100
Houston Combined Utility System, Series B, 5.00%, 11/15/22  800 813
Houston Combined Utility System, Series B, 5.00%, 11/15/23  975 1,020
Houston Independent School Dist., Permanent School Fund, GO,
5.00%, 2/15/25  4,660 5,016
Love Field Airport Modernization, Southwest Airlines, 5.00%,
11/1/28 (1) 1,000 1,012
Lower Colorado River Auth., 5.00%, 5/15/24  120 127
Lower Colorado River Auth., Series A, 5.00%, 5/15/23  860 887
Lower Colorado River Auth., Series A, 5.00%, 5/15/24  1,045 1,103
Lower Colorado River Auth., Transmission Services, 5.00%,
5/15/24  280 295
Lower Colorado River Auth., Transmission Services, 5.00%,
5/15/25  1,010 1,087
North Texas Tollway Auth., Series 2016A, 5.00%, 1/1/28  2,705 2,939
North Texas Tollway Auth., Series A, 5.00%, 1/1/23  2,415 2,464
North Texas Tollway Auth., Series A, 5.00%, 1/1/24  10,150 10,337
North Texas Tollway Auth., Series A, 5.00%, 1/1/26  9,710 10,137
North Texas Tollway Auth., Series A, 5.00%, 1/1/28  460 488
North Texas Tollway Auth., Series A, 5.00%, 1/1/30  1,650 1,743
North Texas Tollway Auth., First Tier, 5.00%, 1/1/23 (3) 830 847
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/23  1,270 1,294
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/25  1,140 1,191
North Texas Tollway Auth., First Tier, Series A, 5.00%, 1/1/27  8,430 8,793
Port Beaumont Navigation Dist., 1.875%, 1/1/26 (1)(8) 500 465
San Antonio, GO, 5.00%, 2/1/23  5,880 6,019
San Antonio Electric & Gas, 5.00%, 2/1/23  4,380 4,483
San Antonio Water System, Series B, 5.00%, 5/15/25  255 262
Tarrant County Cultural Ed. Fac. Fin., Series A, 5.00%, 11/15/22  885 897
Texas Municipal Gas Acquisition & Supply I, Series D, 6.25%,
12/15/26  14,910 16,052
Texas Municipal Gas Acquisition & Supply I, Merrill Lynch, Senior
Lien, Series A, 5.25%, 12/15/25  2,500 2,693
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/22  1,375 1,394
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/23  2,125 2,193
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/24  2,450 2,561
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/25  1,835 1,943
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/28  7,750 8,348
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/29  2,215 2,394
Texas Municipal Gas Acquisition & Supply III, 5.00%, 12/15/31  3,535 3,815
Texas State Univ. System, Series A, 5.00%, 3/15/23  1,000 1,028
Texas Transportation Commission State Highway Fund, Series A,
5.00%, 4/1/23  4,000 4,115
Texas Transportation Commission, First Tier, 5.00%, 10/1/23  7,535 7,862
216,410

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
UTAH 1.4%
Intermountain Power Agency, Series A, 5.00%, 7/1/26  2,000 2,218
Intermountain Power Agency, Series A, 5.00%, 7/1/27  2,000 2,261
Intermountain Power Agency, Series A, 5.00%, 7/1/28  2,250 2,576
Salt Lake City Airport, Series 2017A, 5.00%, 7/1/27 (1) 2,030 2,229
Salt Lake City Airport, Series 2021A, 5.00%, 7/1/27 (1) 2,580 2,833
Salt Lake City Airport, Series A, 5.00%, 7/1/23 (1) 4,975 5,133
Salt Lake City Airport, Series A, 5.00%, 7/1/26 (1) 1,155 1,253
Utah, Series B, GO, 5.00%, 7/1/24  4,250 4,528
Utah County, Series B, VRDN, 5.00%, 5/15/60 (Tender 8/1/26)  4,050 4,452
Vineyard Redev. Agency, 5.00%, 5/1/23 (7) 400 412
Vineyard Redev. Agency, 5.00%, 5/1/27 (7) 615 688
28,583
VIRGINIA 4.8%
Alexandria, Series A, GO, 5.00%, 12/15/25  4,800 5,284
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/23  410 424
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/24  1,600 1,689
Arlington County IDA, Virginia Hosp. Center, 5.00%, 7/1/28  880 981
Chesapeake Bay Bridge & Tunnel Dist., First Tier General
Resolution, BAN, 5.00%, 11/1/23  12,000 12,449
Chesapeake Expressway Toll Road, Series A, 5.00%, 7/15/23  105 105
Fairfax County IDA, Inova Health System, 5.00%, 8/15/23  4,165 4,261
Fairfax County IDA, Inova Health System, 5.00%, 5/15/27  2,500 2,801
Fairfax County IDA, Inova Health System, Series B-2, VRDN,
5.00%, 5/15/57 (Tender 5/15/23)  3,600 3,705
Fredericksburg Economic Dev. Auth., Mary Washington
Healthcare, 5.00%, 6/15/27  1,750 1,827
Greater Richmond Convention Center Auth., 5.00%, 6/15/24  225 238
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
7/1/22  850 853
Hampton Roads Sanitation Dist., Wastewater, Series A, 5.00%,
8/1/34 (Prerefunded 8/1/26) (2) 4,335 4,838
Hampton Roads Transportation Accountability Commission,
Series A, BAN, 5.00%, 7/1/26  4,850 5,395
Virginia College Building Auth., 21st Century College & Equipment
Programs, Series B, 5.00%, 2/1/24  9,400 9,893
Virginia College Building Auth., Public Higher Ed. Fin. Program,
Series B, 5.00%, 9/1/23  4,000 4,165
Virginia Public Building Auth., Series A-1, 5.00%, 8/1/27  3,000 3,420
Virginia Public Building Auth., Series B, 5.00%, 8/1/24  3,000 3,198
Virginia Public Building Auth., Series B, 5.00%, 8/1/25  1,325 1,447
Virginia Public School Auth., 5.00%, 8/1/27  4,000 4,343
Virginia Public School Auth., Series A, 5.00%, 8/1/25  4,625 5,045
Virginia Public School Auth., Series A, 5.00%, 8/1/26  4,845 5,401

T. ROWE PRICE Tax-Free Short-Intermediate Fund

Par $ Value
(Amounts in 000s)
Virginia Resources Auth., Series D, 5.00%, 11/1/27 (Prerefunded
11/1/25) (2) 2,105 2,306
Virginia Transportation Board, Federal Highway, GAN, 5.00%,
9/15/23  10,000 10,426
94,494
WASHINGTON 2.0%
Central Puget Sound Regional Transit Auth., Series S-1, 5.00%,
11/1/35 (Prerefunded 11/1/25) (2) 13,250 14,540
Energy Northwest, Series A, 5.00%, 7/1/23  195 202
Washington, Series A, GO, 5.00%, 8/1/27  5,000 5,674
Washington, Series A-1, GO, 5.00%, 8/1/27  4,130 4,485
Washington, Series R-2022, GO, 4.00%, 7/1/26  5,000 5,365
Washington Health Care Fac. Auth., Commonspirit Health,
Series B, VRDN, 5.00%, 8/1/49 (Tender 8/1/26)  6,900 7,420
Washington Health Care Fac. Auth., Commonspirit Health,
Series B-2, VRDN, 5.00%, 8/1/49 (Tender 8/1/25)  2,450 2,597
40,283
WISCONSIN 1.6%
Wisconsin, Series 2017-2, GO, 5.00%, 11/1/22  6,520 6,620
Wisconsin, Series 3, GO, 5.00%, 11/1/22  75 76
Wisconsin, Series A, GO, 5.00%, 5/1/23  4,175 4,307
Wisconsin Clean Water Fund Leveraged Loan Portfolio, 5.00%,
6/1/25 (Prerefunded 6/1/24) (2) 5,000 5,298
Wisconsin HEFA, Advocate Aurora Health Credit Group, VRDN,
5.00%, 8/15/54 (Tender 7/29/26)  4,185 4,586
Wisconsin HEFA, Advocate Aurora Health Credit Group,
Series B-4, VRDN, 5.00%, 8/15/54 (Tender 1/29/25)  10,000 10,665
31,552
Total Investments in Securities 99.1%
(Cost $1,993,926) $ 1,962,887
Other Assets Less Liabilities 0.9% 17,172
Net Assets 100.0% $ 1,980,059
‡ Par is denominated in U.S. dollars unless otherwise noted.
(1) Interest subject to alternative minimum tax.
(2) Prerefunded date is used in determining portfolio maturity.
(3) Escrowed to maturity
(4) When-issued security
(5) Insured by Build America Mutual Assurance Company
(6) Insured by Financial Guaranty Insurance Company
(7) Insured by Assured Guaranty Municipal Corporation

T. ROWE PRICE Tax-Free Short-Intermediate Fund

The accompanying notes are an integral part of this Portfolio of Investments.
.
.
.
.
.
.
.
.
.
.
(8) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$2,961 and represents 0.1% of net assets.
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
BAN Bond Anticipation Note
CDA Community Development Administration/Authority
CDFI Community Development Financial Institution
COP Certificate of Participation
DFA Development Finance Authority
DOT Department of Transportation
FRN Floating Rate Note
GAN Grant Anticipation Note
GO General Obligation
HCFFA Health Care Facilities Financing Authority
HEFA Health & Educational Facility Authority
HFA Health Facility Authority
HFC Housing Finance Corporation
HFFA Health Facility Financing Authority
HHEFA Health & Higher Educational Facility Authority
IDA Industrial Development Authority/Agency
MUNIPSA Securities Industry and Financial Markets Association (SIFMA) Municipal Swap
Index
PCR Pollution Control Revenue
RAC Revenue Anticipation Certificate
SOFR Secured overnight financing rate
VRDN Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer’s agent at a predetermined price on specified dates; such specified dates are considered the effective maturity for purposes of the fund’s weighted average maturity; rate shown is effective rate at period-end and maturity date shown is final maturity. Certain VRDN rates are not based on a published reference rate and spread but may adjust periodically.

T. ROWE PRICE Tax-Free Short-Intermediate Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial

T. ROWE PRICE Tax-Free Short-Intermediate Fund

instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the

T. ROWE PRICE Tax-Free Short-Intermediate Fund

same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.
Valuation Inputs   On May 31, 2022, all of the fund’s financial instruments were classified as Level 2, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring these events.
F56-054Q1 05/22